Loan Payable (Details Narrative)		1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2021 shares	Feb. 28, 2021 shares	May 24, 2021 shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 26, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CAD ($)	Mar. 31, 2021 CAD ($)	Jan. 08, 2021 $ / shares	Mar. 31, 2020 USD ($)
Loan received amount						$ 28,397
Stock price per share | $ / shares				$ 0.0001		$ 0.09
Accrued interest						$ 6,018				$ 0
Debt description						The Company received $28,397 ($40,000 CDN) interest free from the Government of Canada as part of the COVID-19 small business relief program. Repaying the balance of the loan on or before December 31, 2022 will result in loan forgiveness of 25 percent.	The Company received $28,397 ($40,000 CDN) interest free from the Government of Canada as part of the COVID-19 small business relief program. Repaying the balance of the loan on or before December 31, 2022 will result in loan forgiveness of 25 percent.
Loan forgiveness percentage						25.00%	25.00%
Loans payable				$ 28,387
CDN [Member]
Loan received amount							$ 40,000
Loans payable								$ 40,000
Subsequent Event [Member]
Number of shares issued | shares	1,240,111	12,284,800	60,650		1,850,000
Stock price per share | $ / shares					$ 0.09				$ 0.10
Loans Payable [Member]
Number of shares issued | shares				1,240,111
Stock price per share | $ / shares				$ 0.09
Accrued interest				$ 1,319
Principal amount				150,439
Interest outstanding				7,336
Gain on settlement				$ 46,176
Debt description				The Company received $28,397 ($40,000 CDN) interest free from the Government of Canada as part of the COVID-19 small business relief program. Repaying the balance of the loan on or before December 31, 2022 will result in loan forgiveness of 25 percent.
Loan forgiveness percentage				25.00%
Unrelated Third Party One [Member]
Loan received amount						$ 32,439
Debt maturity date						Dec. 31, 2021	Dec. 31, 2021
Unrelated Third Party Two[Member]
Loan received amount						$ 10,000
Debt maturity date						Jul. 31, 2021	Jul. 31, 2021
Unrelated Third Party Third [Member]
Loan received amount						$ 108,000
Debt maturity date						Aug. 31, 2021	Aug. 31, 2021
Unrelated Third Party [Member]
Interest rate percentage						10.00%